Other information - Provisional and definitive price allocation of the net assets acquired (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2020
Other information
Current assets	€ 147	€ 15
Property, plant and equipement	1,472
Goodwill	482
Current and non current assets	509
Current and non current liabilities	(366)	(17)
Net effects of investments	1,703	127
Non-controlling interests	(15)	(15)
Total purchase price	1,667	€ 112
FRI-EL Biogas Holding SpA | Provisional allocation
Other information
Current assets	23
Property, plant and equipement	38
Goodwill	80
Current and non current assets	15
Cash and cash equivalent (Net borrowings)	(14)
Current and non current liabilities	(9)
Net effects of investments	133
Non-controlling interests	(1)
Total purchase price	132
FRI-EL Biogas Holding SpA | Definitive allocation
Other information
Current assets	23
Property, plant and equipement	144
Goodwill	9
Current and non current assets	15
Cash and cash equivalent (Net borrowings)	(14)
Current and non current liabilities	(44)
Net effects of investments	133
Non-controlling interests	(1)
Total purchase price	132
Portfolio Of Thirteen Onshore Wind Facilities | Provisional allocation
Other information
Current assets	32
Property, plant and equipement	423
Goodwill	302
Current and non current assets	43
Cash and cash equivalent (Net borrowings)	(215)
Current and non current liabilities	(100)
Net effects of investments	485
Total purchase price	485
Portfolio Of Thirteen Onshore Wind Facilities | Definitive allocation
Other information
Current assets	31
Property, plant and equipement	209
Goodwill	307
Current and non current assets	252
Cash and cash equivalent (Net borrowings)	(214)
Current and non current liabilities	(100)
Net effects of investments	485
Total purchase price	485
Dhamma Energy Group | Provisional allocation
Other information
Current assets	2
Property, plant and equipement	119
Goodwill	120
Current and non current assets	15
Cash and cash equivalent (Net borrowings)	(101)
Current and non current liabilities	(12)
Net effects of investments	143
Non-controlling interests	(3)
Total purchase price	140
Dhamma Energy Group | Definitive allocation
Other information
Current assets	3
Property, plant and equipement	94
Goodwill	124
Current and non current assets	33
Cash and cash equivalent (Net borrowings)	(97)
Current and non current liabilities	(11)
Net effects of investments	146
Non-controlling interests	(3)
Total purchase price	143
Portfolio Of Nine Renewable Energy Projects | Provisional allocation
Other information
Current assets	7
Property, plant and equipement	57
Goodwill	81
Current and non current assets	25
Cash and cash equivalent (Net borrowings)	(32)
Current and non current liabilities	(20)
Net effects of investments	118
Total purchase price	118
Portfolio Of Nine Renewable Energy Projects | Definitive allocation
Other information
Current assets	7
Property, plant and equipement	21
Goodwill	79
Current and non current assets	68
Cash and cash equivalent (Net borrowings)	(38)
Current and non current liabilities	(21)
Net effects of investments	116
Total purchase price	116
Be Power | Provisional allocation
Other information
Current assets	22
Property, plant and equipement	29
Goodwill	728
Current and non current assets	10
Cash and cash equivalent (Net borrowings)	9
Current and non current liabilities	(34)
Net effects of investments	764
Total purchase price	764
Be Power | Definitive allocation
Other information
Current assets	22
Property, plant and equipement	29
Goodwill	718
Current and non current assets	22
Cash and cash equivalent (Net borrowings)	10
Current and non current liabilities	(37)
Net effects of investments	764
Total purchase price	€ 764